RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are funds managed by Banco Popular de Puerto Rico and Northern Trust Company, including an interest-bearing deposit account. Transactions with the recordkeeper, trustee, and custodian qualify as party-in-interest transactions. Fees paid for the investment management services were included as a reduction of the return earned on each fund.
The Plan held shares of the P&G common stock and recorded dividend income on the shares for the years ended December 31, 2025 and 2024, as follows:

	2025	2024
Common stock:
Shares	115,486	124,628
Cost	$8,948,880	$9,294,026
Dividend income	$503,238	$515,430
During the years ended December 31, 2025 and 2024, the Plan’s investment in P&G common stock, including gains and losses on investments bought and sold as well as held during the year, depreciated in value by $2,886,516 and appreciated by $2,819,639, respectively.